Long-term Debt	6 Months Ended
Jun. 30, 2013
For the period [Abstract]
Long-term Debt

6.Long-term Debt

The table below presents the loans outstanding as of December 31, 2012 and June 30, 2013:

	December 31, 2012	June 30, 2013
Secured bank debt	$202,250,000	$190,900,000
Unsecured bank debt	14,000,000	12,000,000
Total	$216,250,000	$202,900,000

Presented as follows:
Current portion of long-term debt	$22,700,000	$22,700,000
Current portion of loan due to a related party	14,000,000	12,000,000
Long-term debt	179,550,000	168,200,000
Total	$216,250,000	$202,900,000

The minimum annual principal payments required to be made after June 30, 2013 are as follows:

For the period:
July 1, 2013 – June 30, 2014	$34,700,000
July 1, 2014 – June 30, 2015	22,700,000
July 1, 2015 – June 30, 2016	28,950,000
July 1, 2016 – June 30, 2017	104,700,000
July 1, 2017 – June 30, 2018	3,200,000
Thereafter	8,650,000
Total	$202,900,000

Details of the loans as of December 31, 2012 are discussed in Note 7 of our consolidated financial statements for the year ended December 31, 2012 included in the Company’s annual report on Form 20-F.

On March 11, 2013, the Company agreed to amend the terms of the unsecured loan agreement with Paragon Shipping dated May 27, 2011, with a then outstanding principal balance of $13,000,000. Pursuant to the terms of the amended loan agreement, the maturity of the loan was extended from April 19, 2013 to April 19, 2014 and the outstanding loan is repayable in quarterly principal installment payments of $1,000,000 each, commencing on April 19, 2013, with a final balloon payment on the maturity date. In consideration for the amendment of the loan agreement, the Company agreed to pay an amendment fee of $65,000, included in Interest and finance costs – related party, and to increase the margin by 100 basis points.

Debt Securities and Covenants: During the second and third quarter of 2013, the Company entered into supplemental agreements with its lenders and agreed to certain amendments in the financial covenants, as described below:

(a) $100,000,000 senior secured loan agreement with ABN AMRO Bank

For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 120% during the waiver period and 140% thereafter.

(ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000.

(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter.

As of June 30, 2013, the asset cover ratio, the Market Value Adjusted Net Worth and the ratio of Total Debt to Market Value Adjusted Total Assets were calculated at 137%, approximately $159,670,000 and 0.56:1, respectively, as defined in the loan agreement.

(b)$30,000,000 secured loan agreement with Unicredit Bank

For the waiver period commencing on June 27, 2013 and ending on January 1, 2014, the Company agreed to the following amendments in the asset cover ratio and one of the financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 120% thereafter.

(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter.

As of June 30, 2013, the asset cover ratio and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at 135% and 0.62:1, respectively, as defined in the loan agreement.

(c)Two $22,000,000 secured loan agreements with Credit Suisse

For the waiver period commencing on March 31, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in certain financial covenants, calculated on a consolidated basis:

(i) The Market Value Adjusted Net Worth shall not be less than $100,000,000 during the waiver period and $150,000,000 thereafter.

(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter.

As of June 30, 2013, the Market Value Adjusted Net Worth and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at approximately $151,800,000 and 0.58:1, respectively, as defined in the loan agreement.

(d)$30,250,000 secured loan agreements with Commerzbank

For the waiver period, as defined below, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 118%, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) April 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and 133% thereafter.

(ii) The Net Worth shall not be less than $50,000,000, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and $150,000,000 thereafter.

(iii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and 0.65:1 thereafter.

As of June 30, 2013, the asset cover ratio, the Net Worth and the ratio of Total Liabilities to Market Value Adjusted Total Assets were calculated at 134%, approximately $151,900,000 and 0.58:1, respectively, as defined in the loan agreement.

(e)$25,000,000 loan agreement with ABN AMRO Bank

For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 140% thereafter.

(ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000.

(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and 0.65:1 thereafter.

As of June 30, 2013, the asset cover ratio, the Market Value Adjusted Net Worth and the ratio of Total Debt to Market Value Adjusted Total Assets were calculated at 198%, approximately $159,670,000 and 0.56:1, respectively, as defined in the loan agreement.

The Company, during the waiver period commencing on June 28, 2013 and ending on April 1, 2014, may declare and pay quarterly dividends at a maximum amount of $0.15 per common share outstanding. In consideration for the amendments of the loan agreements, the Company agreed to pay waiver fees and to increase the margin with one of its lenders during the waiver period by 35 basis points.

As of June 30, 2013, the Company was in compliance with all of its debt covenants, or had obtained waivers.